JPMORGAN TRUST II
277 PARK AVENUE
NEW YORK, NEW YORK 10172
July 31, 2020
VIA EDGAR
Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549
Attention: Filing Desk
RE: JPMorgan Trust II (the “Trust”), on behalf of the
JPMorgan U.S. Treasury Plus Money Market Fund (the “Fund”)
File No. 2-95973 and 811-4236
Ladies and Gentlemen:
We hereby submit for filing Post-Effective Amendment No. 313 under the Securities Act of 1933 (the “Securities Act”) (Amendment No. 314 under the Investment Company Act of 1940) to the Trust’s Registration Statement on Form N-1A (the “Amendment”).
We are filing the Amendment pursuant to Rule 485(a) under the Securities Act to register new Academy Shares for the Fund.
Please contact the undersigned at (212) 648-0152 if you have any questions.
Very truly yours,
/s/ Anthony Geron

Anthony Geron
Assistant Secretary